DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder,

For the 12-month period ended August 31, 1998, the Dreyfus International Value Fund generated a negative return of -.62%* while the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index was down 0.14%.**

  The Fund lagged the index by a small margin as value investing proved to be difficult in 1998. Much like here in the U.S., value stocks lagged the markets in Continental Europe and the UK. In Japan, value stocks fared better than the overall market but by a lesser margin than last year.

  However, absolute returns remained high in Europe with most major markets registering double digit returns. Markets in Asia were weak across the board and offset the positive returns in Europe. Japan, the largest foreign market at the start of the year, declined over 30% since last August (in U.S. terms). As of August 1998, the market capitalization of Japan was smaller than that of the UK even though its Gross Domestic Product (GDP) is more than three times larger.

  The strategy followed by your Fund was to be well diversified by country and industry sectors. The focus was on stocks which we believe were undervalued relative to their home markets. We steered away from the trouble-plagued banking sector in Japan even though valuations declined dramatically during the past two years. Our exposure in Japan was heavily weighted toward global companies able, in our opinion, to compete successfully in the world marketplace. These firms have been less affected by the slow recovery in Japan and have benefitted from the weakness in the Japanese yen. In terms of country weightings the Fund was slightly overweighted in Continental Europe and underweighted in the UK. Exposure to emerging markets was limited to less than 2% of the portfolio.

Economic and Market Environment

  Economies worldwide, with the exception of Japan and emerging nations, continued to grow at a moderate pace. Inflation in the developed world has been under control and interest rates have been stable or even declining. Generally stock prices react favorably in this kind of environment. Markets in Continental Europe extended their gains further during the past year. The Spanish market rose 33% (in U.S. dollars) during the past 12 months following a 41% gain in the prior year. Germany, the dominant economic power in Europe, saw its stock market rise 26% following a 22% gain the prior year. With the exception of the Japanese yen, which declined by 15%, currencies had a much lesser impact on returns than in the previous year.

  Stock markets worldwide weakened in August as economic problems in developing countries worsened. In August, the last month of the Fund's fiscal year, the EAFE Index declined by more than 12%. Weakness developed even though economic statistics in industrialized countries remained favorable.

  Among the major concerns for investors today are the following:

*Persistent weak economic conditions in Japan and lack of decisive action by their politicians. The necessary measures to get the economy moving forward will be painful but necessary. The first step for Japan is to get its banking system in order, but political bickering about who should pay the tab is delaying this process. We believe that eventually Japan will implement the necessary measures and the country will recover from its most serious economic downturn since World War II. The problems in Japan are largely reflected in its stock market. The Nikkei Index (the most popular measure of stock prices in Japan) closed on August 31 at 14,107.89, or 64% below the close of December 31, 1989. During this same time frame, major stock markets in Europe and the U.S. have doubled, and some even tripled.

*Currency turmoil and weak economic conditions in Asia. After years of rapid economic growth the "Asian Tigers" fell victim to overexpansion. During the past year economic conditions in Asia continued to deteriorate. The situation is more difficult because Japan, the major economic power in the region, is struggling with its own economic problems.

  The slowdown in Asia and the risk of some of its problems spilling over into Europe and the U.S. have resulted in increased stock market volatility. However, the slowdown has also had the beneficial impact of lowering inflationary pressures. Normally, at this point of the economic cycle in the U.S. and Europe, we would start to see inflationary pressures and that has not been the case this time.

*Turmoil in Russia. The recent economic and political upheaval in Russia has rattled the U.S. and European stock markets. Banks and financials have been hard hit due to concern over loan write-offs. Industrial companies with major investments in Russia have also been impacted adversely. We believe that the economic impact of the turmoil in Russia will be limited for the major industrialized countries. Trade with Russia is still a relatively small part of world economic activity.

  On the positive side, economic growth in Continental Europe is still robust and inflation and interest rates are even lower than in the U.S. Corporate restructuring, which has largely run its course in the U.S., is still at an early stage in Europe. The movement toward European monetary union and lowering of trade barriers will further enhance efficiency and economic progress.

  Even in Japan we are beginning to hear talk of corporate restructuring and share buybacks. Major Japanese corporations that were satisfied with single digit returns on equity in exchange for providing lifetime employment are beginning to talk about redirecting capital to more profitable businesses and reducing staff in marginal operations.

Portfolio Focus

  Our emphasis remains value oriented and the investment theme is to seek undervalued securities. The average price-earnings ratio of the portfolio is 19 times compared with 24.9 times for the EAFE index, and the price-to-book and price-to-cash flow ratios are also lower. The Fund is now invested in 22 different countries and is well diversified. The investments are concentrated in major industrialized countries and exposure to emerging markets, as noted above, is under 2%.

  The  major  hurdle  in  1998  was  the  underperformance  of  value  stocks in
Continental   Europe  and  the  UK.  Our  country  allocation  has  not  changed significantly over the course of the past year.

  Looking ahead, we will continue to search for securities that are temporarily undervalued and out of favor, but where earnings momentum is improving. The universe from which we can select is larger than the U.S. and many opportunities exist. Value stocks after the recent period of underperformance are even more compelling today.

  Thank you for your continued participation in the Dreyfus International Value Fund.

               Sincerely,


               [Sandor Cseh, signature logo]

               Sandor Cseh

               Portfolio Manager


September 15, 1998

New    York,    N.Y.

**Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.  --  The  Morgan  Stanley Capital
  International Europe, Australasia, Far East (EAFE((reg.tm) )) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Index is the property of Morgan Stanley & Co. Incorporated.

DREYFUS INTERNATIONAL VALUE FUND                              AUGUST 31, 1998
-----------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS INTERNATIONAL VALUE FUND AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR
                          EAST (EAFE((reg.tm))) INDEX

                                    Dollars

$12,240

Dreyfus International Value Fund

$11,522

Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Index*

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
-----------------------------------------------------------------------------

                     One Year Ended         From Inception (9/29/95)

                    August 31, 1998           to August 31, 1998

                  ____________________     ___________________________

                     (0.62%)                      7.17%
---------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus International Value Fund on 9/29/95 (Inception Date) to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index on that date. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Index, which is the property of Morgan Stanley & Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                      AUGUST 31, 1998

Common Stocks--85.0%                                                                                Shares            Value
-------------------------------------------------------                                         _____________      ____________
                    Argentina--.6%  YPF Sociedad Anonima, ADS  . . . . . . . . . . . . . .             41,000    $      907,125

                                                                                                                  _____________

                   Australia--1.8%  Australia and New Zealand Banking Group  . . . . . . .            262,404         1,320,773

                                    Boral  . . . . . . . . . . . . . . . . . . . . . . . .            388,562           520,387

                                    Pacific Dunlop . . . . . . . . . . . . . . . . . . . .            633,187         1,099,159

                                                                                                                  _____________

                                                                                                                      2,940,319

                                                                                                                  _____________

                      Austria--.8%  Bank Austria . . . . . . . . . . . . . . . . . . . . .             16,800           923,227

                                    Bank Austria (Participating Certificates)  . . . . . .              8,320           426,959

                                                                                                                  _____________

                                                                                                                      1,350,186

                                                                                                                  _____________

                      Denmark--.7%  Jyske Bank . . . . . . . . . . . . . . . . . . . . . .             11,960         1,098,953

                                                                                                                  _____________

                      Finland--.7%  Kesko  . . . . . . . . . . . . . . . . . . . . . . . .             88,550         1,191,879

                                                                                                                  _____________

                       France 9.8%  ALSTOM, ADS  . . . . . . . . . . . . . . . . . . . . .             42,770(a)      1,007,768

                                    Air Liquide  . . . . . . . . . . . . . . . . . . . . .             10,588         1,470,756

                                    Bongrain . . . . . . . . . . . . . . . . . . . . . . .              2,278         1,155,227

                                    Danone . . . . . . . . . . . . . . . . . . . . . . . .              5,570         1,518,147

                                    Dexia France . . . . . . . . . . . . . . . . . . . . .             10,200         1,385,719

                                    Elf Aquitaine, ADS . . . . . . . . . . . . . . . . . .             38,700         1,891,463

                                    Guyenne et Gascogne  . . . . . . . . . . . . . . . . .              3,588         1,400,878

                                    Michelin . . . . . . . . . . . . . . . . . . . . . . .             25,311         1,188,706

                                    Pechiney . . . . . . . . . . . . . . . . . . . . . . .             22,500           730,792

                                    Societe Generale . . . . . . . . . . . . . . . . . . .             12,925         2,363,153

                                    Thomson CSF  . . . . . . . . . . . . . . . . . . . . .             28,104           961,427

                                    Usinor . . . . . . . . . . . . . . . . . . . . . . . .             73,000           783,734

                                                                                                                  _____________

                                                                                                                     15,857,770

                                                                                                                  _____________

                    Germany--10.1%  Bayer  . . . . . . . . . . . . . . . . . . . . . . . .             52,500         1,977,750

                                    Deutsche Bank  . . . . . . . . . . . . . . . . . . . .             25,200         1,573,118

                                    Deutsche Lufthansa . . . . . . . . . . . . . . . . . .             71,000         1,757,525

                                    GEA  . . . . . . . . . . . . . . . . . . . . . . . . .             45,000         1,331,588

                                    Hoechst  . . . . . . . . . . . . . . . . . . . . . . .             32,000         1,314,744

                                    KM Europa Metal  . . . . . . . . . . . . . . . . . . .             10,400           565,777

                                    Merck  . . . . . . . . . . . . . . . . . . . . . . . .             38,000         1,466,113

                                    Siemens  . . . . . . . . . . . . . . . . . . . . . . .             40,000         2,606,271

                                    Tarkett Sommer . . . . . . . . . . . . . . . . . . . .             22,000           475,730

                                    VEBA . . . . . . . . . . . . . . . . . . . . . . . . .             53,650         2,713,488

                                    Volkswagen . . . . . . . . . . . . . . . . . . . . . .              9,400           678,268

                                                                                                                  _____________

                                                                                                                     16,460,372

                                                                                                                  _____________

                       Greece--.4%  Hellenic Telecommunication Organization, GDR . . . . .             60,000(b)        660,000

                                                                                                                  _____________

                   Hong Kong--1.7%  Guoco Group  . . . . . . . . . . . . . . . . . . . . .            155,000            93,514

                                    HSBC . . . . . . . . . . . . . . . . . . . . . . . . .             28,805           611,504

                                    Henderson Investment . . . . . . . . . . . . . . . . .          1,517,000           743,935

                                    HongKong Electric  . . . . . . . . . . . . . . . . . .            336,000           997,316

                                    Swire Pacific  . . . . . . . . . . . . . . . . . . . .            634,500           284,546

                                                                                                                  _____________

                                                                                                                      2,730,815

                                                                                                                  _____________







DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                     AUGUST 31, 1998

Common Stocks--85.0% (continued)                                                                    Shares            Value
-------------------------------------------------------                                         _____________      ____________
                       Italy--2.9%  ENI, ADS . . . . . . . . . . . . . . . . . . . . . . .             38,000    $    1,923,750

                                    Istituto Mobiliare Italiano, ADS . . . . . . . . . . .             15,000           671,250

                                    Telecom Italia . . . . . . . . . . . . . . . . . . . .            440,000         2,189,355

                                                                                                                  _____________

                                                                                                                      4,784,355

                                                                                                                  _____________

                      Japan--22.4%  Canon  . . . . . . . . . . . . . . . . . . . . . . . .             92,000         1,871,685

                                    Credit Saison  . . . . . . . . . . . . . . . . . . . .             94,200         1,852,897

                                    Dai-Tokyo Fire & Marine Insurance  . . . . . . . . . .            311,000           949,619

                                    Fuji Machine Manufacturing . . . . . . . . . . . . . .             51,000         1,586,225

                                    Hitachi  . . . . . . . . . . . . . . . . . . . . . . .            165,000           828,368

                                    Honda Motor  . . . . . . . . . . . . . . . . . . . . .             45,000         1,552,991

                                    Ito-Yokado . . . . . . . . . . . . . . . . . . . . . .             39,000         1,819,493

                                    Kao  . . . . . . . . . . . . . . . . . . . . . . . . .            110,000         1,698,917

                                    Mabuchi Motor  . . . . . . . . . . . . . . . . . . . .             35,000         2,363,572

                                    Marubeni . . . . . . . . . . . . . . . . . . . . . . .            520,000           860,358

                                    Matsumotokiyoshi . . . . . . . . . . . . . . . . . . .             38,000         1,214,273

                                    Mikuni Coca-Cola Bottling  . . . . . . . . . . . . . .             24,000           403,905

                                    Minebea  . . . . . . . . . . . . . . . . . . . . . . .            205,000         2,084,574

                                    Mitsubishi Heavy Industries  . . . . . . . . . . . . .            245,000           894,230

                                    Murata Manufacturing . . . . . . . . . . . . . . . . .             63,000         2,084,716

                                    NAMCO  . . . . . . . . . . . . . . . . . . . . . . . .             44,500           966,944

                                    Nichiei  . . . . . . . . . . . . . . . . . . . . . . .             24,060         1,708,504

                                    Nishimatsu Construction  . . . . . . . . . . . . . . .            166,000           766,199

                                    Rinnai . . . . . . . . . . . . . . . . . . . . . . . .             89,000         1,390,378

                                    Rohm . . . . . . . . . . . . . . . . . . . . . . . . .             17,000         1,738,327

                                    Sankyo . . . . . . . . . . . . . . . . . . . . . . . .             46,000           728,421

                                    Sekisui Chemical . . . . . . . . . . . . . . . . . . .            233,000         1,073,793

                                    Sony . . . . . . . . . . . . . . . . . . . . . . . . .             28,000         2,049,921

                                    Toshiba  . . . . . . . . . . . . . . . . . . . . . . .            205,000           738,043

                                    Toyota Motor . . . . . . . . . . . . . . . . . . . . .             46,000           983,206

                                    Yamanouchi Pharmaceutical  . . . . . . . . . . . . . .             70,000         1,521,036

                                    Yamato Transport . . . . . . . . . . . . . . . . . . .             73,000           793,112

                                                                                                                  _____________

                                                                                                                     36,523,707

                                                                                                                  _____________

                       Mexico--.3%  Telefonos de Mexico, Cl. L, ADS  . . . . . . . . . . .             15,000           535,313

                                                                                                                  _____________

                 Netherlands--6.6%  ABN AMRO . . . . . . . . . . . . . . . . . . . . . . .            100,529         2,280,603

                                    Akzo Nobel, ADS  . . . . . . . . . . . . . . . . . . .             34,000         1,343,000

                                    Buhrmann . . . . . . . . . . . . . . . . . . . . . . .             53,600         1,215,971

                                    Hollandsche Beton Groep  . . . . . . . . . . . . . . .             74,653         1,215,614

                                    Hunter Douglas . . . . . . . . . . . . . . . . . . . .             41,250         1,709,393

                                    KPN, ADR . . . . . . . . . . . . . . . . . . . . . . .             19,795           791,800

                                    Philips Electronics  . . . . . . . . . . . . . . . . .             16,500           988,969

                                    Stork  . . . . . . . . . . . . . . . . . . . . . . . .             27,000           762,250

                                    TNT Post Group, ADR  . . . . . . . . . . . . . . . . .             19,795           415,695

                                                                                                                  _____________

                                                                                                                     10,723,295

                                                                                                                  _____________

                  New Zealand--.3%  Air New Zealand  . . . . . . . . . . . . . . . . . . .            184,000           172,807

                                    Fletcher Challenge Paper . . . . . . . . . . . . . . .            533,580           329,686

                                                                                                                  _____________

                                                                                                                        502,493

                                                                                                                  _____________



DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                     AUGUST 31, 1998

Common Stocks--85.0% (continued)                                                                    Shares            Value
-------------------------------------------------------                                         _____________      ____________
                       Norway--.7%  Fred Olsen Energy  . . . . . . . . . . . . . . . . . .             63,000(a)  $     599,529

                                    Orkla ASA, Cl. B . . . . . . . . . . . . . . . . . . .             34,000           459,099

                                                                                                                  _____________

                                                                                                                      1,058,628

                                                                                                                  _____________

                         Peru--.3%  Telefonica del Peru, ADS . . . . . . . . . . . . . . .             38,000           489,250

                                                                                                                  _____________

                     Portugal--.3%  Banco Pinto & Sotto Mayor  . . . . . . . . . . . . . .             29,040           557,426

                                                                                                                  _____________

                    Singapore--.7%  Development Bank of Singapore  . . . . . . . . . . . .            320,000         1,109,357

                                                                                                                  _____________

                       Spain--5.2%  Banco Popular Espanol  . . . . . . . . . . . . . . . .             16,260         1,098,663

                                    Corporacion Bancaria de Espana, ADS  . . . . . . . . .             38,500         1,410,063

                                    Endesa . . . . . . . . . . . . . . . . . . . . . . . .            108,000         2,057,591

                                    Gas y Electricidad . . . . . . . . . . . . . . . . . .             20,945         1,655,065

                                    Repsol, ADS  . . . . . . . . . . . . . . . . . . . . .             50,000         2,196,875

                                                                                                                  _____________

                                                                                                                      8,418,257

                                                                                                                  _____________

                      Sweden--1.7%  Autoliv  . . . . . . . . . . . . . . . . . . . . . . .             66,200         2,051,423

                                    Scania AB, Cl. A . . . . . . . . . . . . . . . . . . .             33,250           753,114

                                                                                                                  _____________

                                                                                                                      2,804,537

                                                                                                                  _____________

                 Switzerland--3.2%  Barry Callebaut  . . . . . . . . . . . . . . . . . . .              4,001(a)        915,306

                                    Forbo Holding  . . . . . . . . . . . . . . . . . . . .              3,070         1,383,363

                                    Sulzer . . . . . . . . . . . . . . . . . . . . . . . .              1,650           907,071

                                    UBS  . . . . . . . . . . . . . . . . . . . . . . . . .              6,200         2,007,210

                                                                                                                  _____________

                                                                                                                      5,212,950

                                                                                                                  _____________

             United Kingdom--12.5%  BTR  . . . . . . . . . . . . . . . . . . . . . . . . .            478,104         1,036,610

                                    British Airways  . . . . . . . . . . . . . . . . . . .             40,671           306,332

                                    British Airways, ADS . . . . . . . . . . . . . . . . .              8,000           588,000

                                    Bunzl  . . . . . . . . . . . . . . . . . . . . . . . .            381,779         1,521,031

                                    Laird Group  . . . . . . . . . . . . . . . . . . . . .            240,000           907,863

                                    LucasVarity  . . . . . . . . . . . . . . . . . . . . .            556,681         1,979,724

                                    Medeva . . . . . . . . . . . . . . . . . . . . . . . .            285,000           504,382

                                    PowerGen . . . . . . . . . . . . . . . . . . . . . . .            185,123         2,294,919

                                    Rio Tinto  . . . . . . . . . . . . . . . . . . . . . .            130,554         1,278,986

                                    Royal & Sun Alliance Insurance Group . . . . . . . . .            214,107         1,803,006

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .            355,164         1,840,984

                                    Stakis . . . . . . . . . . . . . . . . . . . . . . . .            725,000         1,149,298

                                    Standard Chartered . . . . . . . . . . . . . . . . . .            150,000         1,157,476

                                    Storehouse . . . . . . . . . . . . . . . . . . . . . .            530,510         1,940,048

                                    Tomkins  . . . . . . . . . . . . . . . . . . . . . . .            475,798         1,971,433

                                                                                                                  _____________

                                                                                                                     20,280,092

                                                                                                                  _____________

               United States--1.3%  Pharmacia & Upjohn . . . . . . . . . . . . . . . . . .             52,200         2,169,563

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                        (cost $151,785,408)  . . . . . . . . . . . . . . .                         $138,366,642

                                                                                                                  _____________




DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          AUGUST 31, 1998

Preferred Stocks--.5%                                                                               Shares            Value
-------------------------------------------------------                                         _____________     _____________

             Germany; Rheinmetall
                                        (cost $605,926)  . . . . . . . . . . . . . . . . .             35,200  $        723,109

                                                                                                                  _____________


                                                                                                 Principal

Short-Term Investments--10.2%                                                                     Amount
------------------------------------------------------------------------------------------      _____________

       Cash Management Bills--3.4%  5.46%, 9/15/98 . . . . . . . . . . . . . . . . . . . .    $     5,486,000   $     5,474,205

                                                                                                                  _____________

         U.S. Treasury Bills--6.8%  4.92%, 9/17/98 . . . . . . . . . . . . . . . . . . . .             86,000            85,803

                                    4.88%, 9/24/98 . . . . . . . . . . . . . . . . . . . .            386,000           384,857

                                    4.89%, 10/1/98 . . . . . . . . . . . . . . . . . . . .          1,140,000         1,135,611

                                    4.90%, 10/8/98 . . . . . . . . . . . . . . . . . . . .            310,000           308,472

                                    4.99%, 10/15/98  . . . . . . . . . . . . . . . . . . .          3,351,000         3,331,296

                                    4.93%, 10/22/98  . . . . . . . . . . . . . . . . . . .          2,550,000         2,532,711

                                    4.96%, 11/5/98 . . . . . . . . . . . . . . . . . . . .            645,000           639,479

                                    4.90%, 11/12/98  . . . . . . . . . . . . . . . . . . .          2,558,000         2,533,290

                                    4.84%, 11/27/98  . . . . . . . . . . . . . . . . . . .            172,000           170,012

                                                                                                                  _____________

                                                                                                                     11,121,531

                                                                                                                  _____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $16,593,617) . . . . . . . . . . . . . . . .                        $  16,595,736

                                                                                                                  _____________


TOTAL INVESTMENTS (cost $168,984,951). . . . . . . . . . . . . . . . . . . . . . . . . . .              95.7%      $155,685,487

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4.3%     $   7,021,180

                                                                                                      _______     _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $162,706,667

                                                                                                      _______     _____________



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, this security amounted to $660,000 or approximately .4% of net assets.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                           AUGUST 31, 1998

                                                                                                     Cost             Value
                                                                                                _____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $168,984,951      $155,685,487

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                               60,400

                                 Cash denominated in foreign currencies  . . . . . . . . .          5,976,750         5,890,528

                                 Receivable for investment securities sold . . . . . . . .                            1,162,622

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                              836,423

                                 Net unrealized appreciation on forward currency
                                   exchange contracts--Note 4(a) . . . . . . . . . . . . .                                1,098

                                 Receivable for shares of Common Stock subscribed  . . . .                                1,000

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               13,055

                                                                                                                  _____________

                                                                                                                    163,650,613

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              143,928

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               35,378

                                 Payable for shares of Common Stock redeemed . . . . . . .                              501,003

                                 Payable for investment securities purchased . . . . . . .                              176,065

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               87,572

                                                                                                                  _____________

                                                                                                                        943,946

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $162,706,667

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $166,604,435

                                 Accumulated undistributed investment income--net  . . . .                            1,528,896

                                 Accumulated net realized gain (loss) on investments
                                   and foreign currency transactions . . . . . . . . . . .                            7,953,806

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments and foreign currency transactions  . . .                          (13,380,470)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $162,706,667

                                                                                                                  _____________



SHARES OUTSTANDING


(100 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                           11,221,650

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $14.50

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                            YEAR ENDED AUGUST 31, 1998

INVESTMENT INCOME
INCOME:                          Cash dividends (net of $334,152 foreign taxes
                                   withheld at source) . . . . . . . . . . . . . . . . . .        $ 3,024,019

                                 Interest  . . . . . . . . . . . . . . . . . . . . . . . .            516,521

                                                                                                  ___________

                                        Total Income . . . . . . . . . . . . . . . . . . .                          $ 3,540,540

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .          1,359,639

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            374,609

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .            109,610

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             54,056

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             32,237

                                 Prospectus and shareholders' reports  . . . . . . . . . .             13,550

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .              6,769

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                605

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,013

                                                                                                  ___________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                            1,954,088

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,586,452

                                                                                                                    ___________


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments and foreign
                                    currency transactions  . . . . . . . . . . . . . . . .        $ 9,252,282

                                 Net realized gain (loss) on forward
                                    currency exchange contracts  . . . . . . . . . . . . .           (257,648)

                                                                                                  ___________

                                        Net Realized Gain (Loss) . . . . . . . . . . . . .                            8,994,634

                                 Net unrealized appreciation (depreciation) on
                                    investments and foreign currency transactions  . . . .                          (17,114,291)

                                                                                                                    ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           (8,119,657)

                                                                                                                    ___________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                          $(6,533,205)

                                                                                                                    ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended        Year Ended

                                                                                             August 31, 1998   August 31, 1997

                                                                                             _______________   _______________

OPERATIONS:
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,586,452  $        620,027

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .           8,994,634         2,131,982

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . .         (17,114,291)        3,810,469

                                                                                               _____________     _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .          (6,533,205)        6,562,478

                                                                                               _____________     _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (605,725)         (290,696)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,990,766)         (376,194)

                                                                                               _____________     _____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,596,491)         (666,890)

                                                                                               _____________     _____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         176,161,453        89,144,565

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,744,488           522,275

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (102,965,527)      (24,304,311)

                                                                                               _____________     _____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . .          75,940,414        65,362,529

                                                                                               _____________     _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .          65,810,718        71,258,117

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          96,895,949        25,637,832

                                                                                               _____________     _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $162,706,667     $  96,895,949

                                                                                               _____________     _____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,528,896     $     548,169

                                                                                               _____________     _____________

                                                                                                 Shares            Shares

                                                                                               _____________     _____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,143,833         6,171,987

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . .             185,941            38,601

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,545,043)       (1,712,155)

                                                                                               _____________     _____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . . .           4,784,731         4,498,433

                                                                                               _____________     _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                  Year Ended August 31,

                                                                                              ______________________________
PER SHARE DATA:                                                                                1998          1997         1996(1)

                                                                                              ______        ______       ______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . .        $15.05        $13.23       $12.50

                                                                                              ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .13           .07          .15

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.20)         1.98          .65

                                                                                              ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . .          (.07)         2.05          .80

                                                                                              ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . .          (.08)         (.10)        (.04)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . .          (.40)         (.13)        (.03)

                                                                                              ______        ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.48)         (.23)        (.07)

                                                                                              ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . .        $14.50        $15.05       $13.23

                                                                                              ______        ______       ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.62%)       15.72%        6.43%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . .          1.44%         1.49%        1.39%(2)

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.17%         1.09%        1.78%(2)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . . . . . . . . . . . . . . . . . .            --           .03%         .51%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         34.46%        25.35%       19.14%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . .       $162,707       $96,896      $25,638
-----------------------------

(1)  From September 29, 1995 (commencement of operations) to August 31, 1996.

(2)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus International Value Fund (the "Fund") is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering eight series, including the Fund. The Fund's investment objective is long-term capital growth. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that funds' operations; expenses which are applicable to all fund's are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

  (b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custodian agreement, the Fund received net earnings credits of $3,942 during the period ended August 31, 1998, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended August 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (b) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the Fund's average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 1998, the Fund was charged $339,910 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $23,028 pursuant to the transfer agency agreement.

  (c) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $5,000 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (d) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through the use of the Fund Exchanges service) where the redemption or exchange occurs less than fifteen days following the date of issuance.

NOTE 4--SECURITIES TRANSACTIONS:

  (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended August 31, 1998, amounted to $96,718,946 and $42,414,827, respectively.

In addition, the following summarizes open forward currency exchange contracts at August 31, 1998:

                                                             Foreign

                                                            Currency                                              Unrealized

Forward Currency Exchange Contracts                          Amounts            Cost               Value         Appreciation

  _________________________________                     _______________    _____________      ____________      ____________


Purchases:

__________
   New Zealand Dollars, expiring 9/2/98                      161,432           $78,698            $79,796           $1,098

                                                                                                                   _______




DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

(b) At August 31, 1998, accumulated net unrealized depreciation on investments
and   forward   currency  exchange  contracts  was  $13,298,366,  consisting  of
$8,914,160 gross unrealized appreciation and $22,212,526 gross unrealized depreciation.

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INTERNATIONAL VALUE FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus International Value Fund

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus International Value Fund, (one of the Series constituting Dreyfus Growth and Value Funds, Inc.) as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Value Fund at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.



New York, New York

October 5, 1998




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DREYFUS INTERNATIONAL VALUE FUND
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IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund hereby makes the following designations regarding its fiscal year ended August 31, 1998:

  -- the total amount of taxes paid to foreign countries was $334,152

  -- the total amount of income sourced from foreign countries was $2,343,632

  As required by Federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 1998 calendar year with Form 1099-DIV which will be mailed by Janurary 31, 1999.

  For Federal tax purposes, the Fund hereby designates $.097 per share as a long-term capital gain distribution (of which 46.39% is subject to the 20% maximum Federal tax rate) of the $.475 per share paid on December 18, 1997.

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[dreyfus lion "d" logo]                                    (reg.tm)

[dreyfus logo]                                   (reg.tm)


DREYFUS INTERNATIONAL VALUE FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              254AR988

International Value

Fund

Annual Report

August 31, 1998





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